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             SELECT DIMENSIONS ASSETMANAGER (SERIES I AND SERIES IR)
                             SEPARATE ACCOUNT THREE
                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                 SUPPLEMENT DATED MAY 13, 2002 TO THE PROSPECTUS
             AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2002


Fixed Income Portfolio changed its name to Core Plus Fixed Income Portfolio. All references to "Fixed Income Portfolio" are deleted and replaced with "Core Plus Fixed Income Portfolio".

Fixed Income Sub-Account changed its name to Core Plus Fixed Income Sub-Account. All references to "Fixed Income Sub-Account" are deleted and replaced with "Core Plus Fixed Income Sub-Account".

The revisions described above are effective immediately, however your statements of account will continue to show the name of "Fixed Income Portfolio" and/or "Fixed Income Sub-Account" until our computer systems are updated.






  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

333-52707
HV-3632